Subsequent Events (Details)	Apr. 08, 2019 USD ($)	Mar. 07, 2019 USD ($)	Feb. 03, 2019 USD ($)	Feb. 02, 2019 USD ($)	Apr. 08, 2019 CNY (¥)	Mar. 07, 2019 CNY (¥)	Feb. 02, 2019 CNY (¥)	Jan. 24, 2019 USD ($)	Jan. 24, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Subsequent Events (Textual)
Account payable										$ 234,449		$ 47,888
DGHKT [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Fixed annual interest rate			3.50%
Granted an unsecured loan			$ 60,000
Shenzhen JustDo [Member]
Subsequent Events (Textual)
Account payable										$ 36,387
Shenzhen JustDo [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Interest								$ 74,712
Purchase price payable								$ 34,245
Shenzhen JustDo [Member] | RMB [Member]
Subsequent Events (Textual)
Account payable | ¥											¥ 250,252
Shenzhen JustDo [Member] | RMB [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Interest | ¥									¥ 513,684
Purchase price payable | ¥									¥ 235,524
HLI [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Unsecured borrowed amount	$ 180,000	$ 180,000		$ 180,000
Fixed annual interest rate	8.00%	8.00%		8.00%
HLI [Member] | RMB [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Unsecured borrowed amount | ¥					¥ 1,170,000	¥ 1,170,000	¥ 1,170,000